Recently issued accounting pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Nov. 01, 2019	Oct. 01, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use asset		$ 1,316		$ 8,295
Operating lease liability	$ 9,695		$ 1,316	8,295
Accounting Standards Update 2017-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI				186
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use asset				8,295
Operating lease liability				8,295
Accumulated OCI | Accounting Standards Update 2017-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI				$ 186